Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,345	[1]	$ 23,372	[1]
Less: accumulated depreciation and amortization	(20,340)	[1]	(17,185)	[1]
Property and equipment, net	6,005	[1]	6,187	[1]
Computer and other related equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,842	[1]	13,671	[1]
Purchased and internally developed software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,452	[1]	6,667	[1]
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,242	[1]	1,229	[1]
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,809	[1]	$ 1,805	[1]

[1]	Includes the original cost and accumulated depreciation of fully-depreciated fixed assets which were $13.3 million and $15.8 million at December 31, 2011 and 2012, respectively.